             Bancroft Convertible Fund

                     [logo]

               2002 Annual Report
                October 31, 2002

Bancroft Convertible Fund, Inc. operates as a closed-end, diversified management investment company and invests primarily in convertible securities, with the objectives of providing income and the potential for capital appreciation -- which objectives the Company considers to be relatively equal, over the long-term, due to the nature of the securities in which it invests.

                   Highlights

Performance through October 31, 2002 with dividends reinvested

                                              10 Months  1 Year   5 Year  10 Year
                                              ---------  -------  ------  --------
Bancroft market value (a) ....................(10.58)%    (1.82)% 35.58%  187.89%
Bancroft net asset value (b) ................. (8.63)     (6.29)  17.24   141.61
Closed-end convertible fund average (b) ......(14.69)    (10.69)   4.10   108.03
S&P 500 (a) ..................................(21.84)    (15.11)   3.71   156.41
Russell 2000 (a) .............................(22.69)    (11.56)  (7.60)   87.78(c)
Lehman Aggregate Bond Total Return Index (b) .  8.05       5.89   43.07   105.51


Performance data represent past results and do not reflect future performance.

(a) From Bloomberg L.P. pricing service.
(b) From Lipper, Inc. Closed-End Fund Performance Analysis,
    dated October 31, 2002.
(c) Simple appreciation of index.
--------------------------------------------------------------------------------

Quarterly History of NAV and Market Price

              Net Asset Values    Market Prices (AMEX, symbol BCV)
Qtr. Ended  High    Low    Close      High    Low    Close
---------- ------  ------  ------    ------  ------  ------
Jan. 02    $21.22  $20.45  $20.65    $20.80  $18.75  $20.00
Apr. 02     20.76   20.44   20.68     20.30   18.56   18.80
Jul. 02     20.86   18.02   18.71     19.50   16.50   17.04
Oct. 02     19.11   17.82   18.55     18.40   17.05   17.54

--------------------------------------------------------------------------------

Dividend Distributions (12 Months)

Record    Payment             Capital   * Corporate
 Date      Date      Income    Gains    Deduction
--------  --------   ------   -------   -----------
11/29/01  12/27/01   $0.38      ---     12%
 3/13/02   3/27/02    0.20      ---     13
 6/13/02   6/27/02    0.18      ---     13
 9/13/02   9/27/02    0.18      ---     13
                     ------
                     $0.94
                     ======

* Percentage of each ordinary income distribution qualifying for the corporate dividend received tax deduction.

TO OUR SHAREHOLDERS
  In our last quarterly report we pointed out that we were in the longest bear market since before World War II. It appears that we were within a few weeks of the end of this Great Bear. The market's tone has turned positive as economic news continues to reflect improvement. Productivity is rising, monetary policy is not restrictive, inflation appears to be under control, the election results may lead to lower taxes, accounting standards are being improved and banks are reporting that the growth in non-performing loans appears to be topping out. We continue to believe that the equity markets will be volatile, but should be higher next year.
	The Fund's industry exposure reflects our view of the economy and the availability of convertible securities. Defense companies are likely to see a long-term increase in defense government spending. Drug companies are less likely to see price controls and insurance companies may be able to charge higher rates in this riskier world. Consumers do not appear reluctant to spend as the equity in their homes has held up well and they have been able to refinance mortgages at lower interest rates. Further, retailers continue to improve their efficiency through the use of technology and have kept inventories under control.
	A basic premise under which this fund operates is that convertible securities can offer equity-like performance with less volatility over complete market cycles. As indicated on the chart on the facing Highlights page, the Fund outperformed the Closed-end Convertible Fund average and the Russell 2000 index for the ten months, one year, five years and ten years ended October 31, 2002. The Fund also outperformed the S&P 500 index for the same ten months, one year and five year periods. We believe that past outperformance of these important indices and our peer category, while no guarantee of future returns, is an historical validation of this premise.
	The Fund's website www.bancroftfund.com contains press releases, dividend information and daily net asset values. The Closed-End Fund Association (www.cefa.com), of which the Fund is a member, is another source of information on many closed-end funds.* Based upon data through November 30, 2002, Morningstar** has continued to rate Bancroft's performance at four stars (above average) overall as measured on their "Quicktake Report" on their website. Shareholders who wish to obtain a copy of the most recent report on the Fund issued by Standard and Poor's should contact us.
	At its November meeting the Board of Directors declared a dividend of 23.1 cents per share. The entire dividend consists of undistributed net investment income. This dividend will be payable on December 27, 2002 to shareholders of record on November 29, 2002.
	The 2003 annual meeting of shareholders will be held at our offices in Morristown, New Jersey on February 10, 2003. Details will be included in the Proxy Statement. All shareholders are welcome to attend and we hope to see you there.

/s/Thomas H. Dinsmore
Chairman of the Board

December 11, 2002

* The Closed-End Fund Association is solely responsible for the content of its website.
** Morningstar is a mutual fund analysis and statistical reporting service that reports on and rates most mutual funds. It is solely responsible for the content of its website.

Largest Investment Holdings by underlying common stock

                                                                 Value      % Total
                                                                (Note 1)   Net Assets
                                                               ----------  ----------
Washington Mutual, Inc.......................................  2,356,875     2.7
 A financial services company that provides a diversified
 line of products and services to consumers and small to
 mid-sized businesses.

Telecom Corp. of New Zealand.................................  2,012,500     2.3
 The principal supplier of telecommunications in New Zealand.
 (exchangeable from Bell Atlantic Financial Services, Inc.
 5.75% due 2003)

Reinsurance Group of America................................   1,808,800     2.1
 Through its subsidiaries, provides life insurance and
 reinsurance of asset-intensive products and financial
 reinsurance in the United States, Canada and various
 international markets.

Costco Wholesale Corp........................................  1,806,548     2.1
 Operates wholesale membership warehouses in the United
 States, Canada, and various international markets.

Johnson & Johnson............................................  1,700,000     1.9
 Manufactues health care products and provides related ser-
 vices for the consumer, pharmaceutical, and medical devices and diagnostics markets.
 (exchangeable from Alza Corp. 0% due 2020)

Northrop Grumman Corp........................................  1,669,350     1.9
 Provides products, services and solutions in defense and
 commercial electronics, systems integration, information
 technology, and non-nuclear shipbuilding systems.

Capital One Financial Corp...................................  1,652,500     1.9
 Through its subsidiaries, provides credit card products,
 certain consumer lending, and deposit services.
 (value includes that portion of the Fund's investment in
 Lehman Brothers Holdings BASES, which is attributable to
 the issuer ($180,500))

Cephalon, Inc................................................  1,626,406     1.9
 Discovers, develops and markets biopharmaceutical products
 to treat neurological disorders and cancer.

Affiliated Computer Services, Inc............................  1,623,625     1.9
 Provides a variety of business services including business
 process outsourcing, electronic commerce, technology out-
 sourcing and professional and systems integrations service.

Anixter International, Inc...................................  1,610,250     1.9
 Distributes wiring systems for voice, data, and video
 networks and electrical power applications in North America,
 Europe, Asia, and Latin America.
                                                             -----------  ----------
Total........................................................$17,866,854     20.6%
                                                             ===========  ==========


Major Industry Exposure
                              % Total
                             Net Assets
                             ----------
Financial & Insurance......  10.5
Retail.....................   9.8
Aerospace & Defense........   8.5
Health Care................   7.8
Pharmaceuticals............   7.2
Technology.................   7.0
Banking/Savings & Loan.....   6.5
Telecommunications.........   6.0
Energy.....................   4.9
Advertising................   4.3
                             ----------
Total......................  72.5%



Major Portfolio Changes by underlying common stock
Six Months Ended October 31, 2002

ADDITIONS                               REDUCTIONS
American Electric Power Co., Inc.       Apache Corp.
Charming Shoppes, Inc.                  Computer Associates International, Inc.
Costco Wholesale Corp.                  El Paso Corp.
DTE Energy Co.                          The Gap, Inc.
GATX Corp.                              ICN Pharmaceuticals, Inc.
The Gap, Inc.                           J.C. Penney Company, Inc.
General Mills, Inc.                     L-3 Communications Holdings, Inc.
IKON Office Solutions, Inc.             Lucent Technologies, Inc.
(exchangeable from IOS Capital, LLC)    Masco Corp.
LifePoint Hospitals, Inc.               Pride International, Inc.
New York Community Bancorp, Inc.        National Data Corp.
Omnicom Group, Inc.                     Sovereign Bancorp, Inc.


Portfolio of Investments October 31, 2002

 Principal
  Amount                                                                                Identified   Value
 or Shares                                                                                 Cost     (Note 1)
----------                                                                              ---------- ----------
                ADVERTISING - 4.3%
$1,550,000      The Interpublic Group Cos., Inc. 1.80% 2004 cv. sub. notes (NR)........ $1,426,283 $1,243,875
 1,000,000      Omnicom Group, Inc. 0% 2031 LYONS * (A3)...............................    961,250    987,500
 1,600,000      Young & Rubicam, Inc. 3% 2005 cv. sub. notes (Baa1)....................  1,639,000  1,473,200
                                                                                        ---------- ----------
                                                                                         4,026,533  3,704,575
                                                                                        ---------- ----------
                AEROSPACE & DEFENSE - 8.5%
 1,625,000      GenCorp Inc. 5.75% 2007 cv. sub. notes 144A (B1).......................  1,699,374  1,355,859
 1,500,000      The Goldman Sachs Group, Inc. 1.00% 2009 exch. equity-linked notes *
                 (Aa3)(exch. for General Dynamics Corp. common stock)..................  1,537,101  1,447,230
   750,000      L-3 Communications Holdings, Inc.
                 5.25% 2009 cv. sr. sub. notes 144A (Ba3)..............................    750,000  1,000,313
   500,000      L-3 Communications Holdings, Inc.
                 4.40% 2011 sr. sub. cv. CODES * (Ba3).................................    564,644    568,125
    15,000 shs  Northrop Grumman Corp. 7.25% equity units *,** (NR)....................  1,580,125  1,669,350
    20,000 shs  RC Trust I 8.25% equity security units *,** (Ba2)
                 (exch. for Raytheon Co. class B common stock).........................  1,000,500  1,053,800
   705,000      SPACEHAB, Inc. 8% 2007 cv. sub. notes 144A (NR)........................    706,450    317,250
                                                                                        ---------- ----------
                                                                                         7,838,194  7,411,927
                                                                                        ---------- ----------
                AUTOMOTIVE - 2.9%
    20,000 shs  Ford Motor Co. Capital Trust II 6.50% cv. pfd. (Baa2)
                 (exch. for Ford Motor Co. common stock)...............................  1,023,750    734,000
    35,500 shs  General Motors Corp. series B cv. sr. deb. (A3)........................    956,270    735,915
 2,500,000      Lear Corp. 0% 2022 cv. sr. notes 144A (Ba1)............................  1,008,704  1,050,000
                                                                                        ---------- ----------
                                                                                         2,988,724  2,519,915
                                                                                        ---------- ----------
                BANKING/SAVINGS & LOAN - 6.5%
    20,000 shs  Commerce Capital Trust II 5.95% cv. trust pfd. 144A (Baa1)
                 (exch. for Commerce Bancorp common stock).............................  1,000,000  1,141,250
    40,000 shs  National Australia Bank Ltd. 7.875% exch. capital units (A2)...........  1,038,700  1,356,000
    15,000 shs  New York Community Bancorp, Inc. 6% BONUSES units (Ba1)................    750,469    763,905
    35,000 shs  Washington Mutual Capital Trust PIERS units 144A (Baa1)
                 (exch. for Washington Mutual, Inc. common stock)......................  1,773,125  1,833,125
    10,000 shs  Washington Mutual Capital Trust PIERS units (Baa1)
                 (exch. for Washington Mutual, Inc. common stock)......................    520,313    523,750
                                                                                        ---------- ----------
                                                                                         5,082,607  5,618,030
                                                                                        ---------- ----------
                CABLE - 2.1%
 1,000,000      Charter Communications, Inc. 5.75% 2005 cv. sr. notes (Caa2)...........    985,250    220,000
    42,500 shs  Equity Securities Trust II 6.25% ** (NR)
                 (exch. for Cablevision Systems Corp. common stock)....................  1,007,850    550,508
 1,000,000      Verizon Global Funding Corp. 4.25% 2005 euro. sr. exch. notes * (A1)
                 (exch. for cash equiv. of Cable & Wireless Communications plc &
                  NTL, Inc.common stocks)..............................................  1,202,210  1,043,125
                                                                                        ---------- ----------
                                                                                         3,195,310  1,813,633
                                                                                        ---------- ----------
                CAPITAL GOODS - 1.5%
 1,500,000      CS First Boston, Inc. 2% 2010 sr. medium-term exch. notes * (Aa3)
                 (exch. for General Electric Corp. common stock).......................  1,677,291  1,311,563
                                                                                        ---------- ----------

                DATA-PROCESSING SERVICES - 3.8%
 1,000,000      The BISYS Group, Inc. 4% 2006 cv. sub. notes 144A (NR).................    994,375    946,250
   250,000      The BISYS Group, Inc. 4% 2006 cv. sub. notes (NR)......................    241,250    236,563
 1,000,000      Documentum, Inc. 4.50% 2007 cv. sr. notes 144A (NR)....................  1,001,875    867,500
 1,250,000      National Data Corp. 5% 2003 cv. sub. notes (B2)........................  1,222,844  1,252,038
                                                                                        ---------- ----------
                                                                                         3,460,344  3,302,351
                                                                                        ---------- ----------

Portfolio of Investments October 31, 2002 (continued)

 Principal
  Amount                                                                                Identified    Value
 or Shares                                                                                Cost      (Note 1)
----------                                                                              ---------- ----------
                ENERGY - 4.9%
$  500,000      Devon Energy Corp. 4.90% 2008 cv. sub. deb. * (Baa2)
                 (conv. into ChevronTexaco Corp. common stock)......................... $  532,304 $  500,100
 1,000,000      Devon Energy Corp. 4.95% 2008 cv. sub. deb. * (Baa2)
                 (conv. into ChevronTexaco Corp. common stock).........................  1,088,867  1,002,700
 1,300,000      Kerr-McGee Corp. 5.25% 2010 cv. sub. deb. (Baa2).......................  1,363,688  1,407,562
    30,000      Kerr-McGee Corp. 5.50% 2004 DECS ** (Baa2)
                 (exch. for Devon Energy Corp. common stock)...........................    995,625  1,361,250
                                                                                        ---------- ----------
                                                                                         3,980,484  4,271,612
                                                                                        ---------- ----------
                ENTERTAINMENT - 1.7%
 3,000,000      News America, Inc. 0% 2021 LYONs 144A (Baa3)
                 (exch. for ADSs representing The News Corp. Limited common stock).....  1,592,691  1,448,190
                                                                                        ---------- ----------

                FINANCIAL & INSURANCE - 10.5%
    50,000 shs  Capital One Financial Corp. 6.25% Upper DECS *,** (Baa3)...............  2,335,101  1,472,000
 1,500,000      Exchangeable Certificate Corp. 0.625% 2005 exch. certificates 144A
                 (Aaa)(exch. for American Express Company common stock)................  1,444,325  1,440,000
    20,000 shs  Platinum Underwriters Holdings, Ltd. 7% equity security units *,** (NR)    538,250    555,000
    17,500 shs  Prudential Financial Capital Trust I 6.25% equity security units *,**
                 (Aa3)(exch. for Prudential Financial, Inc. common stock)..............    875,000    887,031
    40,000 shs  Reinsurance Group of America, Inc. 5.75% PIERS (Baa2)..................  2,000,000  1,808,800
 1,000,000      Swiss Re America Holding Corp. 3.25% 2021 euro. sub. cv. bonds 144A
                 (Aa1)(conv. into Swiss Reinsurance Company common stock)..............  1,007,750    865,000
    40,000 shs  Travelers Property Casualty Corp. 4.50% 2032 cv. jr. sub. notes (A2)...  1,000,000    849,000
 1,500,000      XL Capital, Ltd. 0% 2021 cv. deb. 144A * (A1)..........................    995,697    939,375
   500,000      XL Capital, Ltd. 0% 2021 cv. deb. * (A1)...............................    336,855    313,125
                                                                                        ---------- ----------
                                                                                        10,532,978  9,129,331
                                                                                        ---------- ----------
                FOODS - 1.2%
 1,500,000      General Mills, Inc. 0% 2022 cv. sr. deb. 144A * (Baa2).................  1,008,113  1,014,375
                                                                                        ---------- ----------

                HEALTH CARE - 7.8%
   750,000      AmerisourceBergen Corp. 5% 2007 cv. sub. notes 144A (Ba3)..............    778,048  1,158,150
 1,000,000      Community Health Systems, Inc. 4.25% 2008 cv. sub. notes (B3)..........    988,600  1,021,700
 1,000,000      Invitrogen, Inc. 5.50% 2007 cv. sub. notes (NR)........................  1,005,000    876,250
   500,000      LifePoint Hospitals, Inc. 4.50% 2009 cv. sub. notes 144A (B3)..........    500,000    498,750
   500,000      LifePoint Hospitals, Inc. 4.50% 2009 cv. sub. notes (B3)...............    490,000    498,750
 1,000,000      Medtronic, Inc. 1.25% 2021 cv. deb. * (A1).............................  1,091,106  1,043,350
 1,000,000      Province Healthcare Company 4.25% 2008 cv. sub. notes 144A (B3)........    968,125    825,000
   600,000      Sunrise Assisted Living, Inc. 5.25% 2009 cv. sub. notes 144A (B1)......    585,938    510,000
   400,000      Sunrise Assisted Living, Inc. 5.25% 2009 cv. sub. notes (B1)...........    400,000    340,000
                                                                                        ---------- ----------
                                                                                         6,806,817  6,771,950
                                                                                        ---------- ----------
                MULTI-INDUSTRY - 2.1%
 2,000,000      Lehman Brothers Holdings, Inc. 0.25% 2006 BASES notes * (A3)
                 (based on the value of the performance of the 10 Uncommon Values
                  Index +).............................................................  2,151,530  1,805,000
                                                                                        ---------- ----------

                OFFICE EQUIPMENT - 1.2%
 1,250,000      IOS Capital, LLC 5% 2007 cv. sub. notes 144A (Baa3)
                 (exch. for IKON Office Solutions, Inc. common stock)..................  1,250,000  1,019,531
                                                                                        ---------- ----------


Portfolio of Investments October 31, 2002 (continued)

 Principal
  Amount                                                                                Identified   Value
 or Shares                                                                                 Cost     (Note 1)
----------                                                                              ---------- ----------
                PAPER & PAPER PRODUCTS - 1.2%
    25,000 shs  Temple-Inland Inc. 7.50% Upper DECS *,** (Baa3)........................ $1,230,665 $1,082,500
                                                                                        ---------- ----------

                PHARMACEUTICALS - 7.2%
$2,000,000      Alza Corp. 0% 2020 cv. sub. deb. (Aa1)
                 (exch. for Johnson & Johnson common stock)............................  1,561,982  1,700,000
 1,000,000      Cephalon, Inc. 2.50% 2006 cv. sub. notes 144A (NR).....................    989,375    929,375
   750,000      Cephalon, Inc. 2.50% 2006 cv. sub. notes (NR)..........................    633,750    697,031
 1,500,000      Ivax Corp. 5.50% 2007 cv. sr. sub. notes (NR)..........................  1,493,125  1,323,750
 1,315,000      Roche Holdings, Inc. 0% 2015 LYONs 144A (NR)
                 (exch. for Genentech, Inc. common stock)..............................    999,383    940,225
   800,000      Sepracor, Inc. 7% 2005 cv. sub. deb. 144A (CCC+).......................    800,000    656,000
                                                                                        ---------- ----------
                                                                                         6,477,615  6,246,381
                                                                                        ---------- ----------
                RETAIL - 9.8%
   578,000      Barnes & Noble, Inc. 5.25% 2009 cv. sub. notes (Ba3)...................    585,977    575,833
   500,000      Brinker International, Inc. 0% 2021 cv. sr. deb. 144A (Baa2)...........    319,925    328,360
   750,000      Brinker International, Inc. 0% 2021 cv. sr. deb. (Baa2)................    474,320    492,540
 1,500,000      Charming Shoppes, Inc. 4.75% 2012 sr. cv. notes 144A (B2)..............  1,539,184  1,215,000
   500,000      Costco Wholesale Corp. 0% 2017 cv. sub. notes 144A (A3)................    311,314    401,455
 1,750,000      Costco Wholesale Corp. 0% 2017 cv. sub. notes (A3).....................  1,492,535  1,405,093
 1,725,000      Duane Reade Inc. 2.148% 2022 cv. sr. notes 144A (Ba3)..................  1,018,308    829,075
   525,000      Duane Reade Inc. 2.148% 2022 cv. sr. notes (Ba3).......................    234,744    252,328
   750,000      The Gap, Inc. 5.75% 2009 cv. bonds (Ba3)...............................    759,688    779,063
   250,000      J.C. Penney Co., Inc. 5% 2008 cv. sub. notes (B1)......................    216,250    239,375
   850,000      School Specialty, Inc. 6% 2008 cv. sub. notes 144A (B+)................    860,000    882,164
   250,000      School Specialty, Inc. 6% 2008 cv. sub. notes (B+).....................    258,100    259,460
   500,000      Skechers U.S.A., Inc. 4.50% 2007 cv. bonds 144A (NR)...................    498,625    377,500
    15,000 shs  Toys "R" Us, Inc. 6.25% equity securities units *,** (Baa3)............    662,463    508,500
                                                                                        ---------- ----------
                                                                                         9,231,433  8,545,746
                                                                                        ---------- ----------
                TECHNOLOGY - 7.0%
   750,000      Affiliated Computer Services, Inc. 3.50% 2006 cv. sub. notes 144A (Baa2)   751,563    974,175
   500,000      Affiliated Computer Services, Inc. 3.50% 2006 cv. sub. notes (Baa2)....    570,813    649,450
 1,250,000      Analog Devices, Inc. 4.75% 2005 cv. sub. notes 144A (Baa1).............  1,224,375  1,229,250
 1,000,000      Brooks Automation, Inc. 4.75% 2008 cv. sub. notes 144A (NR)............    991,250    755,000
   250,000      Brooks Automation, Inc. 4.75% 2008 cv. sub. notes (NR).................    229,063    188,750
 1,500,000      CS First Boston, Inc. 1% 2006 medium-term exch. notes * (Aa3)
                 (exch. for Microsoft Corp. common stock)..............................  1,717,282  1,432,500
   500,000      Kulicke & Soffa Industries, Inc. 4.75% 2006 cv. sub. notes (B3)........    481,875    218,750
   750,000      STMicroelectronics N.V. 0% 2009 LYONs (Baa1)...........................    631,875    643,594
                                                                                        ---------- ----------
                                                                                         6,598,096  6,091,469
                                                                                        ---------- ----------
                TELECOMMUNICATIONS - 6.0%
 4,000,000      Anixter International, Inc. 0% 2020 LYONs 144A (Ba3)...................  1,206,900  1,130,000
 1,700,000      Anixter International, Inc. 0% 2020 LYONs (Ba3)........................    534,536    480,250
 2,000,000      Bell Atlantic Financial Services, Inc. 5.75% 2003 sr. exch. notes 144A*
                 (A1)(exch. for cash equiv. Telecom Corp. of New Zealand, Ltd.
                 common stock).........................................................  2,149,220  2,012,500
 1,500,000      Tecnost International, N.V. 1% 2005 ADBs 144A (Baa2)
                 (exch. for ADRs representing Telecom Italia S.p.A. common stock)......  1,393,776  1,549,350
                                                                                        ---------- ----------
                                                                                         5,284,432  5,172,100
                                                                                        ---------- ----------

Portfolio of Investments October 31, 2002 (continued)

 Principal
  Amount                                                                                Identified   Value
 or Shares                                                                                 Cost     (Note 1)
----------                                                                             ----------- -----------
                TRANSPORTATION - 3.3%
$1,000,000      Continental Airlines, Inc. 4.50% 2007 cv. notes (B2)...................$ 1,000,000 $   371,250
   750,000      GATX Corp. 7.50% 2007 cv. sr. notes 144A (Baa3)                            796,875     746,025
   750,000      GATX Corp. 7.50% 2007 cv. sr. notes (Baa3)                                 774,150     746,025
 1,000,000      United Parcel Service, Inc. 1.75% 2007 cash-settled cv. sr. notes (Aaa)    980,000   1,040,625
                                                                                       ----------- -----------
                                                                                         3,551,025   2,903,925
                                                                                       ----------- -----------
                UTILITIES - 2.3%
    25,000 shs  American Electric Power Co., Inc. 9.25% equity units *,** (Baa1).......  1,250,000     910,938
    40,000 shs  DTE Energy Co. 8.75% equity security units *,** (Baa2).................  1,000,000   1,106,800
                                                                                       ----------- -----------
                                                                                         2,250,000   2,017,738
                                                                                       ----------- -----------
                SHORT-TERM SECURITIES - 6.1%
 5,300,000      American Express Credit Corp. (P1)
                (1.65% maturing 11/01/02)..............................................  5,299,271   5,299,271
    11,000      U.S. Treasury notes 4.00% 4/30/03 # (Aaa)..............................     11,162      11,151
                                                                                       ----------- -----------
                                                                                         5,310,433   5,310,422
                                                                                       ----------- -----------

                Total Convertible Bonds and Notes - 71.7%.............................. 67,676,676  62,298,420
                Total Convertible Preferred Stocks - 11.2%............................. 10,062,627   9,745,745
                Total Mandatory Convertible Securities - 12.8%......................... 12,475,579  11,157,677
                Total Short-Term Securities - 6.1%.....................................  5,310,433   5,310,422
                                                                                       ----------- -----------
                Total Investments - 101.8%.............................................$95,525,315  88,512,264
                                                                                       ----------- -----------
                Other assets and liabilities, net - (1.8)%.............................             (1,607,859)
                                                                                                   -----------
                Total Net Assets - 100.0%..............................................            $86,904,405
                                                                                                   ===========

*   Contingent payment debt instrument. See Note 1(b).
**  Mandatory convertible. See Note 1(e).
+   Ticker symbols: AIG, APOL, BBBY, COF, HRC, KLAC, MCK, PFE, WEN & WY.
#   Collateral for a letter of credit.


ADBs        American Depositary Bonds.
ADRs        American Depositary Receipts.
ADSs        American Depositary Shares.
BASES       Basket Adjusting Structured Equity Securities.
BONUSES     Bifurcated Option Note Unit Securities.
CODES       Contingent Debt Securities.
DECS        Debt Exchangeable for Common Stock.
LYONs       Liquid Yield Option Notes.
PIERS       Preferred Income Equity Redeemable Securities.

Ratings in parentheses by Moody's Investors Service, Inc. or Standard & Poor's, a division of McGraw-Hill Companies, Inc., have been obtained from sources believed reliable but have not been examined by PricewaterhouseCoopers LLP.
NR is used whenever a rating is unavailable.

The cost of investments for federal income tax purposes is $95,525,315 resulting in gross unrealized appreciation and depreciation of $2,937,521 and $9,950,572, respectively, or net unrealized depreciation of $7,013,051 on a tax cost basis.

             See accompanying notes to financial statements

Statement of Assets and Liabilities
                                                                October 31, 2002
                                                                ----------------

Assets:
 Investments at value
     (Cost $95,525,315)(Note 1)...............................  $88,512,264
 Cash.........................................................      323,211
 Dividends and interest receivable............................      574,027
 Other assets.................................................       24,841
                                                                -----------
 Total assets.................................................   89,434,343
                                                                -----------
Liabilities:
 Payable for securities purchased.............................    2,493,649
 Accrued management fee(Note 2)...............................        9,311
 Accrued expenses.............................................       26,978
                                                                -----------
 Total liabilities............................................    2,529,938
                                                                -----------
Net Assets....................................................  $86,904,405
                                                                ===========
Net assets consist of:
 Undistributed net investment income..........................  $ 1,077,927
 Accumulated net realized loss from investment transactions...   (7,806,278)
 Unrealized depreciation on investments.......................   (7,013,051)
 Capital shares (Note 3)......................................       46,841
 Additional paid-in capital...................................  100,235,980
 Treasury Stock...............................................      362,986
                                                                -----------
Net Assets....................................................  $86,904,405
                                                                ===========
Net asset value per share ($86,904,405/4,684,470
    outstanding shares).......................................  $     18.55
                                                                ===========



Statement of Operations
For the Year Ended October 31, 2002
Investment Income (Note 1):
        Interest............................................... $  3,638,242
        Dividends..............................................    1,161,340
                                                                ------------
          Total Income.........................................    4,799,582
                                                                ------------
Expenses (Note 2):
        Management fee.........................................      700,983
        Custodian..............................................       21,085
        Transfer agent.........................................       28,693
        Professional fees......................................       76,327
        Directors' fees........................................      102,700
        Reports to shareholders................................       32,017
        Treasurer's office.....................................       25,000
        Other..................................................      106,883
                                                                ------------
          Total Expenses.......................................    1,093,688
                                                                ------------
Net Investment Income..........................................    3,705,894
                                                                ------------
Realized and Unrealized Loss on Investments:
        Net realized loss from investment transactions.........   (5,477,832)
        Net unrealized depreciation of investments.............   (3,974,229)
                                                                ------------
        Net loss on investments................................   (9,452,061)
                                                                ------------
Net Decrease in Net Assets Resulting from Operations........... $ (5,746,167)
                                                                ============

            See accompanying notes to financial statements

Statement of Changes in Net Assets
For the Years Ended October 31, 2002 and 2001
                                                                          2002          2001
                                                                     ------------   ------------

Change in net assets from operations:
  Net investment income............................................. $  3,705,894   $  4,956,660
  Net realized loss from investment transactions....................   (5,477,832)    (2,328,446)
  Net unrealized depreciation of investments........................   (3,974,229)   (10,215,379)
                                                                     ------------   ------------
     Net decrease in net assets resulting from operations...........   (5,746,167)    (7,587,165)
                                                                     ------------   ------------
Dividends to shareholders from:
  Net investment income.............................................   (4,381,151)    (4,913,677)
  Net realized gain on investments..................................          ---    (12,722,368)
                                                                     ------------   ------------
     Total dividends................................................   (4,381,151)   (17,636,045)
                                                                     ------------   ------------

Capital share transactions (Note 3).................................    1,168,112      9,751,270
                                                                     ------------   ------------

Change in net assets................................................   (8,959,206)   (15,471,940)

Net assets at beginning of year.....................................   95,863,611    111,335,551
                                                                     ------------   ------------
Net Assets at end of year (including undistributed net investment
  income of $1,077,927 and $1,735,402, respectively)................ $ 86,904,405   $ 95,863,611
                                                                     ============   ============


Financial Highlights
Selected data for a share of common stock outstanding:
                                                          Years Ended October 31,
                                                 ------------------------------------------
Operating Performance:                             2002     2001     2000    1999     1998
                                                 -------  ------- -------- -------  -------
Net asset value, beginning of year..............  $20.72   $27.09   $27.35  $26.89   $30.48
                                                 -------  ------- -------- -------  -------
Net investment income...........................    0.79     1.07     1.04    0.78     0.87
Net realized and unrealized gain (loss).........   (2.02)   (3.23)    2.29    3.40    (0.01)
                                                 -------  ------- -------- -------  -------
  Total from investment operations..............   (1.23)   (2.16)    3.33    4.18     0.86
Less Distributions:
Dividends from net investment income............   (0.94)   (1.11)   (0.80)  (0.78)   (0.88)
Distributions from realized gains...............    ---     (3.10)   (2.90)  (2.94)   (3.57)
                                                 -------  ------- -------- -------  -------
  Total distributions...........................   (0.94)   (4.21)   (3.70)  (3.72)   (4.45)
Capital share repurchases.......................    ---      ---      0.11    ---      ---
                                                 -------  ------- -------- -------  -------
Net asset value, end of year....................  $18.55   $20.72   $27.09  $27.35   $26.89
                                                 =======  ======= ======== =======  =======
Market value, end of year.......................  $17.54   $18.75   $22.63  $22.25   $26.75

Total Net Asset Value Return (%)(a).............   (6.29)   (8.68)   13.62   16.36     3.16
Total Investment Return (%)(b)..................   (1.82)    1.31    20.63   (2.96)   18.17
Ratios/Supplemental Data:
Net assets, end of year ($000's)................ $86,904  $95,864 $111,336 $103,791 $93,433
Ratio of expenses to average net assets (%).....     1.2      1.1      1.1     1.1      1.1
Ratio of net investment income to
  average net assets (%)........................     4.0      4.9      3.8     3.0      3.1
Portfolio turnover rate (%).....................      78       83       93      72       55

(a)Assumes valuation of the Fund's shares, and reinvestment of dividends, at net asset values.

(b)Assumes valuation of the Fund's shares at market price and reinvestment of dividends at actual reinvestment price.

                   See accompanying notes to financial statements

Notes to Financial Statements
1.  Significant Accounting Policies
Bancroft Convertible Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, closed-end management investment company. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements:

(a)  Security Valuation
Investments in securities traded on a national securities exchange are valued at market using the last reported sales price as of the close of regular trading. Securities traded in the over-the-counter market and listed securities for which no sales were reported are valued at the mean between reported bid and asked prices as of the close of regular trading. Where no closing prices are available, value is determined by management, with the approval of the Board of Directors.

(b) Securities Transactions and Related Investment Income Security transactions are accounted for on the trade date (date the order to buy or sell is executed) with gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis, including accretion of discounts and amortization of non-equity premium. For certain securities, known as "contingent payment debt instruments," Federal tax regulations require the Fund to record non-cash, "contingent" interest income in addition to interest income actually received. Contingent interest income amounted to 13 cents per share for the year ended October 31, 2002. In addition, Federal tax regulations require the Fund to reclassify realized gains on contingent payment debt instruments to interest income. At October 31, 2002 there were unrealized losses of approximately 14 cents per share on contingent payment debt instruments.

(c)  Federal Income Taxes
It is the policy of the Fund to distribute substantially all of its taxable income within the prescribed time and to otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income or excise taxes is believed necessary.

(d)  Dividends and Distributions to Shareholders
The liability for dividends and distributions payable is recorded on the ex-dividend date.

(e)  Market Risk
It is the Fund's policy to invest the majority of its assets in convertible securities. Although convertible securities do derive part of their value from that of the securities into which they are convertible, they are not considered derivative financial instruments. However, certain of the Fund's investments include features which render them more sensitive to price changes in their underlying securities. Thus they expose the Fund to greater downside risk than traditional convertible securities, but still less than that of the underlying common stock. The market value of those securities was $11,157,677 at October 31, 2002, representing 13% of net assets.

2.  Management Fee and Other Transactions with Affiliates
The management fee is paid to the investment adviser, Davis-
Dinsmore Management Company (the "Adviser"). The contract provides for payment of a monthly advisory fee, computed at an annual rate of 3/4 of 1% of the first $100,000,000 and 1/2 of 1% of the excess over $100,000,000 of the Fund's net asset value in such month.

The Adviser furnishes investment advice, office equipment and facilities, and pays the salaries of all executive officers of the Fund, except that the costs associated with personnel and certain non-personnel expenses of the office of the Treasurer, up to a maximum of $25,000 a year, are reimbursed by the Fund. Such reimbursements amounted to $25,000 for the year ended October 31, 2002. The officers of the Fund are also directors, officers or employees of the Adviser, and are compensated by the Adviser.

3.  Capital Stock
At October 31, 2002 there were 4,684,470 shares of $.01 par value common stock outstanding, (9,000,000 shares authorized). During the years ended October 31, 2002 and 2001, 58,552 shares and 516,626 shares were issued in connection with reinvestment of dividends from net investment income, resulting in an increase in paid-in capital of $1,168,112 and $9,751,270 respectively.

A distribution of $.231 per share, derived from net investment income, was declared on November 18, 2002, payable December 27, 2002 to shareholders of record at the close of business November
29, 2002.

4.  Portfolio Activity
Purchases and sales of investments, exclusive of corporate short-term notes, aggregated $73,066,025 and $67,545,695, respectively, for the year ended October 31, 2002.

5.  Distributions to Shareholders
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from those reported for financial reporting purposes.

The tax character of distributions paid during the years ended
October 31, 2002 and 2001 were as follows:

  Ordinary Income                     $  4,381,151    $12,310,403
  Long-Term Capital Gain                       ---      5,325,642
                                      ------------    -----------
                                         4,381,151     17,636,045
                                      ============    ===========

At October 31, 2002 the components of net assets (excluding paid-in capital) on a tax basis were as follows:

  Undistributed ordinary income       $  1,077,927
  Tax basis capital loss carryforward   (7,806,278)
  Unrealized (depreciation)             (7,013,051)
                                      ------------
                                       (13,741,402)
                                      ============

The capital loss carryforward represents tax basis capital losses which may be carried over to offset future realized capital gains. To the extent that the carryforward is used, no capital gains distributions will be made. The prior year's loss carryover of $2,328,446 will expire on October 31, 2009. The current year's loss carryover of $5,477,832 will expire on October 31, 2010.

Report of Independent Accountants

To the Shareholders and Board of Directors of Bancroft Convertible Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets, and the financial highlights, present fairly, in all material respects, the financial position of Bancroft Convertible Fund, Inc. (the "Fund") at October 31, 2002, the results of its operations for the year then ended, and the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP

New York, New York
November 18, 2002

Miscellaneous Notes

Automatic Dividend Investment and Cash Payment Plan

Shareholders may participate in our reinvestment plan whereby all dividends and distributions are automatically invested in additional Bancroft shares at the current market price or net asset value, whichever is lower (but not less than 95% of market price). When the market price is lower, American Stock Transfer & Trust Company (AST), as your agent, will combine your dividends with those of other Plan participants, and purchase shares in the market, thereby taking advantage of the lower commissions on larger purchases. There is no other charge for this service.

Plan participants may also voluntarily send cash payments of $100 to $10,000 per month to AST, to be combined with other Plan monies, for purchase of additional Bancroft shares in the open market. You pay only a bank service charge of $1.25 per transaction, plus your proportionate share of the brokerage commission. All shares and fractional shares purchased will be held by AST in your dividend reinvestment account.

At any time, you may instruct AST to sell all or any portion of your account. Also, you may deposit with AST any Bancroft stock certificates you hold, for a one-time fee of $7.50.

All registered shareholders are eligible to join the Plan. If your shares are held by a broker or other nominee, you should instruct the nominee to join the Plan on your behalf. Some brokers may require that your shares be taken out of the broker's "street name" and re-registered in your own name. For further information please call American Stock Transfer & Trust Company at (800) 937-5449.


To join the Plan, fill out and mail the authorization form
located on pages 15 and 16 of this report.
------------------------------------------------------------------------------
Revised Investment Policy

The Fund has revised its investment policy regarding its investments in convertible securities. Its revised policy provides that the Fund will invest, under normal circumstances, at least 80% of the value of its assets (consisting of net assets plus the amount of any borrowings for investment purposes) in convertible securities. This investment policy may be changed in the future by the Fund's Board of Directors without shareholder approval. The Fund will provide shareholders with at least 60 days prior notice of any change to this investment policy. The notice will be given in accordance with Investment Company Act rules.

Notice of Privacy Policy

The Fund has adopted a privacy policy in order to protect the confidentiality of nonpublic personal information that we have about you. We receive personal information, such as your name, address and account balances, when transactions occur in Bancroft shares registered in your name.

We may disclose this information to companies that perform services for the Fund, such as the Fund's transfer agent or proxy solicitors. These companies may only use this information in connection with the services they provide to the Fund, and not for any other purpose. We will not otherwise disclose any nonpublic personal information about our stockholders or former stockholders to anyone else, except as required by law.

Access to nonpublic information about you is restricted to our employees and service providers who need that information in order to provide services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Please direct any questions concerning your account to: American Stock Transfer & Trust Company, 59 Maiden Lane, New York, NY 10038 (800) 937-5449.
------------------------------------------------------------------------------
Visit us on the Internet at www.bancroftfund.com. The site provides information about the Fund including daily net asset values (NAV), historical dividends and press releases, as well as information about Davis-Dinsmore Management Company, the Fund's adviser. Email us at info@bancroftfund.com.
------------------------------------------------------------------------------
Bancroft is a member of the Closed-End Fund Association (CEFA). Find CEFA on the Internet at www.cefa.com. CEFA is solely responsible for the content of its website.
------------------------------------------------------------------------------
Pursuant to Section 23 of the Investment Company Act of 1940, notice is hereby given that the Fund may in the future purchase shares of
Bancroft Convertible Fund, Inc. Common Stock from time to time, at such times, and in such amounts, as may be deemed advantageous to the Fund. Nothing herein shall be considered a commitment to purchase such shares.
------------------------------------------------------------------------------
Internet                               Shareholder Services and Transfer Agent
www.bancroftfund.com                   American Stock Transfer & Trust Company
email: info@bancroftfund.com           59 Maiden Lane
                                       New York, NY 10038
Investment Adviser                     (800)937-5449
Davis-Dinsmore Management Company      www.amstock.com
65 Madison Avenue, Suite 550
Morristown, NJ 07960-7308              Common Stock Listing
(973)631-1177                          American Stock Exchange Symbol: BCV

Bancroft Convertible Fund, Inc.
Automatic Dividend Investment and Cash Payment Plan
Plan and Authorization Form
American Stock Transfer & Trust Company
P.O. Box 922, Church Street Station
New York, NY 10269-0560

I own, registered in my name....................................
shares of Common Stock of Bancroft Convertible Fund,
Inc. (the "Company").
I wish to invest all the dividends and distributions paid by the Company on my shares automatically in additional shares from the date hereof until this arrangement is terminated as stated below. As a participant in this plan (the "Plan"), I may also wish to purchase additional shares of the Company through the Plan.

Authorization. You are authorized to act as my agent as follows:
	A. Establish an Account in my name.
	B. Take into my Account all dividends and distributions paid by the Company on all its Common Stock held in my name now or in the future and on all additional shares of the Company (including fractions) held by you in my Account.
	C. In connection with any fiscal year-end distribution of capital gains or dividend from net investment income, take the distribution or dividend in Common Stock issued at the lower of market price or net asset value as determined on the fifth trading day preceding the date of payment.
	D. In connection with the Company's first three quarterly dividends in each fiscal year from net investment income (and any other dividends or distributions declared by the Company, other than those paid pursuant to paragraph C):
		1. If the net asset value as determined by the Company as of the close of business on the fifth trading day preceding the date of payment is equal to or lower than the closing market price of the Common Stock on the American Stock Exchange on that trading day plus brokerage commissions, take the dividend or distribution in Common Stock issued at that net asset value;
		2. If the net asset value as determined by the Company as of the close of business on the fifth trading day preceding the date of payment is higher than the closing market price of the Common Stock on the American Stock Exchange on that trading day plus brokerage commissions, take the dividend or distribution in cash and add it to my Account.
	E. As soon as practicable after each cash payment is made to my Account in accordance with paragraph D above, use the funds in my Account to buy on the American Stock Exchange as many additional full shares of the Company's Common Stock (plus a fractional interest in one share computed to three decimal places) as are available at prices which are less than net asset value. If, before you have completed the purchase of all shares for the distribution at prices less than net asset value, the market price equals or exceeds the net asset value of such shares, then you shall pay the remaining proceeds of the distribution to the Company and take the balance of the distribution in shares of Common Stock at net asset value.
	F. I understand that as a Plan participant I may also voluntarily purchase additional shares through the Plan by delivering a check payable to American Stock Transfer & Trust Company for at least $100, but not more than $10,000 in any month for deposit into my Account. Within 30 days, American
Stock Transfer & Trust Company (AST) will combine all similar monies received and purchase Company shares in the open market. Checks drawn on foreign banks are subject to collection and collection fees and will be invested the next investment date after funds have been collected.
	G. You may mingle the cash in my Account with similar funds of other stockholders of the Company for whom you act as agent under the Plan. The cost of the shares and any fractional interests you buy for my Account in connection with a particular dividend, distribution or cash purchase shall be determined by the average cost per share, including brokerage commission, of all shares bought by you for all shareholders for whom you act under the Plan in connection with that dividend, distribution or cash purchase.
	H. Whenever you receive or purchase shares or fractional interests for my Account, you will send me confirmation of the transaction as soon as practicable. You will hold such shares and fractional interests as my agent in your name or the name of your nominee. Do not send me stock certificates for full shares until I so request in writing or until my Account is terminated as stated below. You will vote any shares so held for me in accordance with any proxy returned to the Company by me in respect of the shares of which I am a record owner.
	I. I may instruct you at any time to liquidate all or any portion of the shares of the Company then held in my Account. I understand that AST will combine all liquidation requests it receives from Plan participants on a particular day and will then sell shares of the Company that are subject to liquidation requests in the open market. The amount of proceeds I receive shall be determined by the average sales price per share, after deducting brokerage commissions, of all shares sold by you for all Plan participants who have given you liquidation requests.
	J. I understand that there is presently no service charge for you serving as my agent and maintaining my Account, except that my Account will be charged a $1.25 service fee for each cash purchase transaction on my behalf pursuant to paragraph F. You may, in addition, charge me for extra services performed at my request.

                       (over)

I further understand that the Company reserves the right to amend the Plan in the future to impose an additional service charge.
K. As a Plan participant I may deposit with AST Common Stock certificates of the Company that I now hold, to be added to my Account. A one-time fee of $7.50 is charged for this service.
L. You will be liable only for willful misconduct or gross negligence in acting as my agent under the Plan.
Name and Address. My name as shown on my Common Stock certificate or certificates (including all names if more than one) and my address, are as follows:

Please Print (print names exactly as on stock certificate):

NAME OR NAMES.................................................

NUMBER AND STREET.............................................

CITY, STATE AND ZIP CODE......................................

SOCIAL SECURITY NUMBER........................................

Stock Certificates. I understand that if I hold more than one Common Stock certificate registered in similar but not identical names or if more than one address is shown for me on the Company's Common Stock records, all my shares of Common Stock must be put into the same name and address if all of them are to be covered by one Account. I understand that additional shares subsequently acquired by me otherwise than through the Plan will be covered by my Account if and when they are registered in the same name and address as the shares in my Account.

Income Tax. I understand that participation in the Plan for automatic investment of dividends and distributions and cash purchase of shares does not relieve me of any income tax which may be payable by me on such dividends and distributions and on expenses incurred by the Company on my behalf.

Amendments and Change of Agent.
	1. I understand that the company may amend the terms of the Plan and reserves the right to change the agent which acts for all participants in the Plan at any time by giving written notice thereof to each participant at his address as shown on your records. Any such change shall be effective as to all dividends and distributions payable to shareholders of record on any date more than 30 days after mailing of such notice and shall be effective 30 days after the mailing of such notice as to cash purchases.
	2. In connection with any dividend or distribution under Paragraphs C or D above, I understand that the Company will change the price at which shares of its Common Stock are issued to participants in the Plan if the net asset value of the shares is less than 95% of the market price of such shares on the fifth trading day preceding the payment date of any distribution of net investment income or net capital gain, unless the Board obtains a legal opinion from independent counsel that the issuance of shares at net asset value under these circumstances will not have a material adverse effect upon the federal income tax liability of the Company.
	3. In connection with the distribution of shares of Common Stock at net asset value under Paragraph E above, I understand that the Company will change the price at which shares of its Common Stock are issued to participants in the Plan if the net asset value of the shares is less than 95% of the market price of such shares on any trading day in which shares of Common
Stock are distributed at net asset value, unless the Board obtains a legal opinion from independent counsel that the issuance of shares at net asset value under these circumstances will not have a material adverse effect upon the federal income tax liability of the Company.
	4. The Board may not authorize issuance of shares offered to Plan participants only, if such issuance is at a price less than net asset value, without the prior specific approval of the Company's stockholders or of the Securities and Exchange Commission.


Termination. I may terminate my Account at any time by delivering written notice to you prior to the record date of any dividend or distribution requesting either liquidation or a stock certificate. I understand that you or the Company may terminate all authorizations for any reason at any time by sending written notice addressed to participants at their address as shown on your records, such termination to be effective as to all dividends and distributions payable to stockholders of record on any date more than 30 days after mailing of such notice and shall be effective 30 days after the mailing of such notice as to cash purchases. Following the date of termination, you shall send me at my address shown on your records either the proceeds of liquidation, or a stock certificate or certificates for the full shares held by you in my Account and a check for the value of any fractional interest in my Account based on the market price of the Company's Common Stock on that date.


Signature(s).......................... Date.....................
(if shares are in more than one name, all must sign)


            ..........................

                         (over)

Directors and Officers

The address of each director and officer is 65 Madison Avenue, Suite 550, Morristown, NJ 07960-7308. Each director is also a director of Ellsworth Convertible Growth and Income Fund, Inc. (Ellsworth)
(a closed-end management investment company). Davis-Dinsmore Management Company (Davis-Dinsmore) is the Fund's investment adviser and is also the investment adviser to Ellsworth. Because of this connection, the Fund and Ellsworth make up a Fund Complex. Therefore, each director oversees two investment companies in the Fund Complex.

                              Director and/or   Position With the Fund and Principal              Other Directorship(s)
Name and Age                  Officer Since     Occupation(s) During Past 5 Years                 Held by Director
Interested Directors
 Thomas H. Dinsmore 1,2,3     1985              Chairman and Chief Executive Officer of           None
 49                                             the Fund, Ellsworth and Davis-Dinsmore.

 Jane D. O'Keeffe 1,2,3       1995              President of the Fund, Ellsworth and Davis-        None
 47                                             Dinsmore.

Independent Directors
 Gordon F. Ahalt, 74          1982              Prior to 2001, President of G.F.A. Inc.           CalDive International,
                                                (petroleum industry consulting). Prior to         and The Houston
                                                1999, Consultant with W.H. Reaves & Co.           Exploration Company
                                                (asset management company).

 William A. Benton, 69        1994              Prior to 2001, Partner of BE Partners (small      None
                                                options market maker). Prior to 2000,
                                                Limited Partner of Gavin, Benton & Co.
                                                (NYSE specialist).

 Elizabeth C. Bogan, Ph.D.    1990              Senior Lecturer in Economics at Princeton         None
 58                                             University.

 Donald M. Halsted, Jr., 75   1970              Self-employed Businessman.                        None

 George R. Lieberman, 80      1987              Retired Advertising Executive.                    None

 Duncan O. McKee, 71          1996              Retired Attorney.                                 None

 Nicolas W. Platt, 49         1997              Since May 2001, Senior Partner of Platt           None
                                                Rickenbach (public relations). Previously with
                                                WPP Group, UK, as Exec. Vice Pres. of Ogilvy
                                                Public Relations Worldwide and Managing
                                                Director of the Corporate Financial Practice
                                                at Burson-Marsteller (public relations).
Other Officers
 Sigmund Levine 4             1982              Senior Vice President and Secretary of the        N/A
 Senior Vice President                          Fund, Ellsworth and Davis-Dinsmore.
 and Secretary, 78

 H. Tucker Lake, Jr. 3        1994              Since 2002, Vice President, and prior there-      N/A
 Vice President, 55                             to, Vice President, Trading, of the Fund,
                                                Ellsworth and Davis-Dinsmore.

 Gary I. Levine 4             1993              Since 2002, Vice President and Treasurer          N/A
 Vice President and                             prior thereto, Treasurer and Assistant
 Treasurer, 45                                  Secretary of the Fund, Ellsworth and Davis-
                                                Dinsmore.

 Germaine Ortiz               1996              Since 1999, Vice President, and prior there-      N/A
 Vice President, 32                             to, Assistant Vice President of the Fund,
                                                Ellsworth and Davis-Dinsmore.

1 Mr. Dinsmore and Ms. O'Keeffe are considered interested persons because they are officers and directors of Davis-Dinsmore.

2 Thomas H. Dinsmore and Jane D. O'Keeffe are brother and sister.

3 H. Tucker Lake, Jr. is the cousin of Thomas H. Dinsmore and Jane D. O'Keeffe.

4 Sigmund Levine is the father of Gary I. Levine.

                     BANCROFT CONVERTIBLE FUND, INC.
                      65 MADISON AVENUE, SUITE 550
                      MORRISTOWN, NEW JERSEY 07960
                         www.bancroftfund.com
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